Non-financial assets and liabilities	12 Months Ended
Jun. 30, 2022
Nonfinancial Assets And Liabilities Abstract
Non-financial assets and liabilities

Note 9. Non-financial assets and liabilities

(a) Property, plant and equipment

Non-current	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 1 July 2020
Cost or fair value	348,178	35,042	115,977	499,197
Accumulated depreciation	(336,051)	(34,491)	(57,882)	(428,424)
Net book amount	12,127	551	58,095	70,773
Year ended 30 June 2021
Opening net book amount	12,127	551	58,095	70,773
Additions	6,630	-	-	6,630
Depreciation charge	(4,761)	(277)	(38,624)	(43,662)
Closing net book amount	13,996	274	19,471	33,741

Non-current	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2021
Cost or fair value	354,808	35,042	115,977	505,827
Accumulated depreciation	(340,812)	(34,768)	(96,506)	(472,086)
Net book amount	13,996	274	19,471	33,741

	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
Year ended 30 June 2022
Opening net book amount	13,996	274	19,471	33,741
Additions	10,048	-	-	10,048
Lease modification	-	-	209,560	209,560
Depreciation charge	(4,531)	(137)	(21,945)	(26,613)
Closing net book amount	19,513	137	207,086	226,736
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation and impairment	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736

(b) Inventories

	30 June 2022			30 June 2021
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	137,206	956,936	1,094,142	-	1,266,587	1,266,587
Work in progress	124,412	-	124,412	-	-	-
Finished goods (Travelan and Protectyn)	64,923	-	64,923	292,532	-	292,532
Other inventories	37	-	37	-	-	-
	326,578	956,936	1,283,514	292,532	1,266,587	1,559,119

(i) Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

During year ended 30 June 2022, there was no finished goods impairment (31 December 2021: $218,506, 30 June 2021: $328,833). All short-dated finished goods as at 30 June 2022 have been written off, resulting in no provision for finished goods impairment as at 30 June 2022. In addition, there was no raw materials impairment of inventories (31 December 2021: nil, 30 June 2021: $430,932) recognized as a provision for inventory obsolescence in the consolidated statement of profit or loss and other comprehensive income.

(c) Employee benefit obligations

	2022			2021
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	211,776	36	211,812	129,837	36,196	166,033

(i)	Leave obligations

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of A$211,776 (2021: A$129,837) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

(d) Leases

(i)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	30 June 2022 A$	30 June 2021 A$
Right-of-use assets[1]
Properties	207,086	19,471
	207,086	19,471
Lease liabilities[2]
Current	34,376	20,498
Non-current	175,411	-
	209,787	20,498

1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.

2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

(ii)	Amounts recognized in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	2022 A$	2021 A$
Depreciation charge of right-of-use assets
Properties	37,937	38,624
	37,937	38,624
Interest expense (included in finance cost)	6,100	1,152
Expense relating to short-term leases (included in other expenses)		-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)		-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)		-
Cash paid for principal payments	36,264	40,607

The total finance cash outflow for leases in 2022 was A$6,100.

The total finance cash outflow for leases in 2021 was A$1,152.

(iii)	The group’s leasing activities and how these are accounted for

In November 2021, the group entered into a three-year commercial lease modification for office facilities in Blackburn North. This lease modification is effective from 1 January 2022 and includes an extension option for a further 3 years by written request to the landlord before 31 December 2024. There is no variability and no covenants included in the lease.